Investments in Associates and Joint Ventures - Changes in Cost of Investments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year	₱ 56,858	₱ 48,703
Additions during the year	5,633	21,524	₱ 1,274
Disposals	(14,884)	(17,000)
Balance at end of the year	46,130	56,858	48,703
Costs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance at beginning of the year	57,465	41,150
Additions during the year	5,633	27,993
Disposals	(11,612)	(11,692)
Translation and other adjustments	1	14
Balance at end of the year	₱ 51,487	₱ 57,465	₱ 41,150